Average Annual Total Returns - FidelityAdvisorFocusFunds-AMCIZComboPRO - FidelityAdvisorFocusFunds-AMCIZComboPRO - Fidelity Advisor Consumer Discretionary Fund	Sep. 29, 2023
Fidelity Advisor Consumer Discretionary Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(38.91%)
Past 5 years	4.31%
Past 10 years	9.61%
Fidelity Advisor Consumer Discretionary Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(39.51%)
Past 5 years	3.54%
Past 10 years	8.56%
Fidelity Advisor Consumer Discretionary Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(22.52%)
Past 5 years	3.48%
Past 10 years	7.69%
Fidelity Advisor Consumer Discretionary Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(36.27%)
Past 5 years	4.76%
Past 10 years	9.60%
Fidelity Advisor Consumer Discretionary Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(37.60%)
Past 5 years	4.53%
Past 10 years	9.56%
Fidelity Advisor Consumer Discretionary Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(34.99%)
Past 5 years	5.84%
Past 10 years	10.56%
Fidelity Advisor Consumer Discretionary Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(34.91%)
Since Inception	3.38%	[1]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1505
Average Annual Return:
Past 1 year	(35.13%)
Past 5 years	8.80%
Past 10 years	12.85%

[1]	AFrom October 2, 2018.